Note 7 - Acquisition-related Items	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Business Combination Disclosure Acquisition Related Items [Text Block]
7.	Acquisition-related items

	Year ended December 31,
	2025	2024
Transaction costs	$42,728	$25,937
Contingent consideration fair value adjustments (note 23)	(2,989)	(10,977)
Contingent consideration compensation
recoveries (note 4)	(9,867)	(42,762)
	$29,872	$(27,802)

Contingent consideration compensation expense and contingent consideration fair value adjustments relate to acquisitions made in the current year as well as the preceding five years. $3,698 of the ($9,867) of contingent consideration compensation expense recognized during 2025 was associated with 2025 acquisitions.